State Street SPDR SP North American Natural Resources ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P BMI North American Natural Resources Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.04%	17.92%	13.11%
MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.06%	10.75%	11.45%
State Street SPDR SP North American Natural Resources ETF
Prospectus [Line Items]
Average Annual Return, Percent	35.27%	18.18%	13.32%
State Street SPDR SP North American Natural Resources ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	34.65%	17.46%	12.55%
State Street SPDR SP North American Natural Resources ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.25%	14.60%	10.87%